Share Based Compensation (Details - Stock option) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option exercised	0	0
Outstanding at ending	730,000
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at beginning	2,000,000	0
Weighted average exercise price outstanding at beginning	$ 0.09	$ 0.00
Stock option exercised	0	0
Weighted average exercise price Exercised	$ 0	$ 0
Stock option Issued	730,000	2,000,000
Weighted average exercise price Issued	$ 0.06	$ 0.09
Weighted average remaining contractual life years Issued	10 years		4 years 2 months 12 days
Stock option Canceled	0	0
Weighted average exercise price Canceled		$ 0
Weighted average remaining contractual life years	5 years 2 months 12 days	4 years 2 months 12 days
Aggregate intrinsic value option exercisable	$ 80,000
Outstanding at ending	2,730,000	2,000,000	0
Weighted average exercise price outstanding at ending	$ 0.07	$ 0.09	$ 0.00
Option Exercisable at ending	2,230,000
Weighted average exercise price option exercisable	$ 0.08
Weighted average remaining contractual life years Exercisable	5 years 7 months 6 days